UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS - 15G

ASSET BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under Exchange Act (17 CFR 240.15 Ga-1) for the reporting period

________ to ________
Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Flagstar Mortgage Trust 2017-2
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor: 0001711838
Central Index Key of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):
James K. Ciroli, Executive Vice President and Chief Financial Officer
(248) 312-2000
(Name and telephone number, including area code of the person to contact in connection with this filing)

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FLAGSTAR MORTGAGE SECURITIES, LLC

Dated: October 16, 2017	By:	/s/ James K. Ciroli
James K. Ciroli
Executive Vice President and Chief Financial Officer of Flagstar Bank, FSB, the sole member of the Depositor

EXHIBIT INDEX

Exhibit Number	Description
99.1	Due Diligence Narrative Report

99.2	Valuations Summary

99.3	Loan Level Tape Compare

99.4	Conditions Report

99.5	Rating Agency ATR QM Data Fields

99.6	Waived Conditions Summary